Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 1	$ 1
Total number of authorized shares	1,473,162	1,298,162
Total number of fully paid-in issued shares	1,473,162	1,298,162
Total number of fully paid-in outstanding shares	1,473,162	1,298,162
WISeKey Semiconductors SAS | Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Par value per share (in EUR)	$ 1.00	$ 1.00
Share capital (in USD)	$ 1,955,441	$ 1,771,732
Total number of authorized shares	1,473,162	1,298,162
Total number of fully paid-in issued shares	1,473,162	1,298,162
Total number of fully paid-in outstanding shares	1,473,162	1,298,162